Related Parties - Right of Use Assets and Lease Liability under ASC 842 (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance
Right-of-use asset, net	$ 58,393	$ 47,892	$ 40,218	$ 36,904	$ 19,088
Lease liabilities - current portion	5,354	5,004	4,414	3,877	2,272
Lease liabilities	57,234	45,516	38,103	35,058	17,168
Total present value of minimum lease payments	62,588			38,935
Operating
Right-of-use asset, net	45,753	40,022	32,881	30,076	22,045
Lease liabilities - current portion	4,264	4,015	3,497	3,277	2,541
Lease Liabilities	43,657	$ 37,777	$ 30,907	28,120	$ 20,601
Total present value of minimum lease payments	47,921			29,605
Various Related Parties and Benjamin Atkins
Finance
Right-of-use asset, net	2,080			3,425
Lease liabilities - current portion	207			281
Lease liabilities	2,184			3,500
Total present value of minimum lease payments	2,391			3,781
Operating
Right-of-use asset, net	6,116			12,003
Lease liabilities - current portion	725			1,539
Lease Liabilities	5,790			11,083
Total present value of minimum lease payments	$ 6,515			$ 12,622